Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 18	R 17
Retirement contributions	3	2
Bonuses	14	13
Exercise/settlement of share options	30	3
Key management personnel compensation	65	35
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 12	R 10